Property and Equipment, Net (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 14,816	$ 14,786
Accumulated depreciation	(9,763)	(9,475)
Property and equipment, net	5,053	5,311
Building and Leasehold Improvements
Property Plant And Equipment [Line Items]
Property and equipment, gross	1,247	1,298
Furniture, Fixtures and Office Equipment
Property Plant And Equipment [Line Items]
Property and equipment, gross	3,680	4,236
Plant and Machinery
Property Plant And Equipment [Line Items]
Property and equipment, gross	7,307	6,732
Purchased Software
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 2,582	$ 2,520